Average Annual Total Returns			12 Months Ended	60 Months Ended	77 Months Ended
		Jun. 18, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class I
Prospectus [Line Items]
Average Annual Return, Percent			21.25%	6.63%	12.31%
Performance Inception Date		Jul. 31, 2019
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.00%	5.55%	11.43%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.49%	4.92%	9.76%
Class A
Prospectus [Line Items]
Average Annual Return, Percent			15.25%	5.33%	11.18%
Performance Inception Date		Jul. 31, 2019
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			21.38%	6.65%	12.34%
Performance Inception Date		Jul. 31, 2019
Russell 3000 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%	13.15%	14.70%
Russell 2500 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent			10.31%	2.98%	8.61%

[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.
[2]	The Fund’s investment adviser added the broad-based securities market index in accordance with regulatory disclosure requirements. The Fund continues to use the Russell 2500 Growth Index as an additional benchmark because the investment adviser believes it is more representative of the Fund’s investment universe than the broad-based securities market index. All index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.